W.P. Stewart & Co. Growth Fund, Inc.

Supplement dated August 16, 2005
to Statement of Additional Information dated May 2, 2005

         Effective August 16, 2005, W. P. Stewart & Co. Growth Fund, Inc., (the “Fund”) appointed Anchin, Block & Anchin LLP as the independent registered public accounting firm for the Fund’s fiscal year ending December 31, 2005. The following sections of the Statement of Additional Information of the Fund are hereby amended as noted:

Under the sub-heading “Selective Disclosure of Portfolio Holdings,” on page 8, under the phrase “Fund’s independent registered public accounting firm” – “Weiser LLP” is hereby deleted and replaced by “Anchin, Block & Anchin LLP”

Under the heading “INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM,” on page 19, the first sentence is hereby deleted in its entirety and replaced by the following –

“Anchin, Block & Anchin LLP, 1375 Broadway, New York, New York 10018, serves as the independent registered public accounting firm for the Fund.”

INVESTMENT COMPANY ACT FILE NO. 811-8128